Short Term And Long-Term Debt - Short Term and Long-Term Debt Components (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 768,383,000	$ 785,917,000
Current portion of debt	37,533,000	36,259,000
Long-term portion of debt issuance costs	4,598,000	5,375,000
Long-term debt	726,252,000	744,283,000
Floating Rate Debt
Debt Instrument [Line Items]
Total debt	430,808,000	442,312,000
Floating Rate Debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Total debt	239,063,000	245,313,000
Maximum borrowing capacity	250,000,000
Floating Rate Debt | 100 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000
Face amount	50,000,000
Floating Rate Debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Total debt	48,026,000	49,342,000
Floating Rate Debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt	143,719,000	147,657,000
Fixed Rate Debt
Debt Instrument [Line Items]
Total debt	289,549,000	294,263,000
Fixed Rate Debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Total debt	289,549,000	294,263,000
Line of Credit
Debt Instrument [Line Items]
Total debt	48,026,000	49,342,000
Line of Credit | $50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Total debt	$ 48,026,000	$ 49,342,000